Intangible Assets (including Goodwill) - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Estimated recoverable amount of the CGU	$ 201,000
Pre-tax discount rates applied in the impairment test	17.30%	18.60%
Terminal growth rate used in the impairment test	2.00%	2.00%
Impairment loss on goodwill recognized	$ 287,285	$ 0
Impairment loss	$ 1,528	$ 641	$ 646